Prepaid expenses, deposits and other assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses Deposits And Other Assets
6. Prepaid expenses, deposits and other assets
	2019	2018
Prepaid expenses	1,150	1,534
Deposits and other receivables	2,098	1,967
	3,248	3,501